Note 7 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 41-0268370 003 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
As of December 31, 2025
Description	Total	Level 1	Level 2	Level 3
Investments at fair value:
Mutual Funds	$25,222,296	$25,222,296	$-	$-
H.B. Fuller Company Stock	19,944,995	19,944,995	-	-
Total categorized in the fair value hierarchy	45,167,291	$45,167,291	$-	$-
Other investments measured at NAV	507,000,118
Total Investments at fair value	$552,167,409
As of December 31, 2024
Description	Total	Level 1	Level 2	Level 3
Investments at fair value:
Mutual Funds	$80,941,895	$80,941,895	$-	$-
H.B. Fuller Company Stock	25,163,693	25,163,693	-	-
Total categorized in the fair value hierarchy	106,105,588	$106,105,588	$-	$-
Other investments measured at NAV	415,953,532
Total Investments at fair value	$522,059,120
	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period

Boston Trust Walden SMID CAP CIT	$16,849,800	N/A	Daily	Ten days
Blackrock Total Return Bond Fund L	17,200,036	N/A	Daily	Same day
GQG Partners International Equity CIT D	20,045,237	N/A	Daily	Various*
Legal & General S&P 500 DC	136,483,182	N/A	Daily	Same day
Legal & General ACWI EX US DC	21,355,829	N/A	Daily	Same day
State St Real Asset NL CL C	2,781,245	N/A	Daily	Same day
State St Russell small/mid IDX SL CL II	40,851,850	N/A	Daily	Same day
Vanguard Target Retirement Saving Trust IV Fund	24,451,648	N/A	Daily	12 months
Vanguard Target Retire 2020-2070 Trust II Funds	221,819,889	N/A	Daily	Same day
Vanguard Target Retire INCM Trust II Fund	5,161,402	N/A	Daily	Same day

*Five day notification period for trades above $1 million and 15 day notification period for full liquidations.
	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period

Legal & General S&P 500 DC	$133,842,262	N/A	Daily	Same day
Legal & General ACWI EX US DC	18,653,465	N/A	Daily	Same day
State St Russell small/mid IDX SL CL II	39,363,078	N/A	Daily	Five days
Vanguard Target Retirement Saving Trust IV Fund	24,486,546	N/A	Daily	12 months
Vanguard Target Retire 2020-2070 Trust II Funds	194,557,835	N/A	Daily	Same day
Vanguard Target Retire INCM Trust II Fund	5,050,346	N/A	Daily	Same day